ORDINARY SHARES (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2019 $ / shares shares	Mar. 31, 2019 USD ($) shares	Nov. 30, 2018 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Jun. 30, 2018 shares
Class of Stock
Net proceeds received from initial public offering | $					$ 114,765,901
Class A ordinary shares
Class of Stock
Common stock, shares authorized (in shares)				4,662,388,278	4,662,388,278
Par value per share (in dollars per share) | $ / shares				$ 0.00001
Votes per share (in votes)				one
Common stock, shares issued (in shares)				1,794,357,434	1,777,218,449	216,546,541	2,480,000
Common stock, shares outstanding (in shares)				1,794,357,434	1,777,218,449	216,546,541
Number of shares issued in conversion (in shares)	1,210,906,902		180,895,573
Shares issued during the period (in shares)		237,375,000
Net proceeds received from initial public offering | $		$ 114,765,901
ADS issued during period		15,825,000
Price per share | $ / shares	$ 8.00			$ 0.21
Conversion ratio	1
Class A ordinary shares | IPO
Class of Stock
Common stock, shares issued (in shares)				33,170,968
Common stock, shares outstanding (in shares)				33,170,968
Class A ordinary shares | Over allotment option
Class of Stock
Shares issued during the period (in shares)		29,250,000
Class A ordinary shares | Private placement
Class of Stock
Shares issued during the period (in shares)		13,125,000
Class B ordinary shares
Class of Stock
Common stock, shares authorized (in shares)				337,611,722	337,611,722
Par value per share (in dollars per share) | $ / shares				$ 0.00001
Votes per share (in votes)				twenty
Number of Class A Ordinary Shares issued for each share converted				1
Common stock, shares issued (in shares)				337,611,722	337,611,722	337,611,722	107,863,347
Common stock, shares outstanding (in shares)				337,611,722	337,611,722	337,611,722
Class B ordinary shares | IPO
Class of Stock
Common stock, shares issued (in shares)				410,643,948
Common stock, shares outstanding (in shares)				410,643,948
Series Angel, A, B-1, B-2, B-3 and C | IPO
Class of Stock
Number of shares converted	1,210,906,902
Series C-1 convertible redeemable preferred shares
Class of Stock
Number of shares issued in conversion (in shares)	18,612,084
Number of shares converted	18,597,738
Price per share | $ / shares	$ 8.00